22. RELATED-PARTY BALANCES AND TRANSACTIONS (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Description of financial investment	Investments in Usiminas shares are R$3,305,109 (R$2,114,620 in December 2019) and cash and cash equivalents with Banco Fibra totaling R$458,494 in December 2020 (R$1,940 in December 2019) and no current amount R$123,409 (R$95,719 in December 2019) from Bonds with an average rate of 98% to 115% of the CDI in the consolidated and holds in the parent company through exclusive funds’ investments in government bonds and CDBs in the amount of R$38,517 on December 31, 2020 (R$8,301 on December 31, 2019).
Vicunha siderurgia s.a. [member]
Disclosure of transactions between related parties [line items]
Voting rights	49.24%
Rio laco participacoes s.a [member]
Disclosure of transactions between related parties [line items]
Voting rights	4.22%
Distribution of mandatory minimum dividend	R$ 37,997
Transnordestina logistica s.a [member]
Disclosure of transactions between related parties [line items]
Loan amount	962,675	R$ 844,426
Advance for future capital increase	R$ 664,020	428,672
Transnordestina logistica s.a [member] | Bottom of range [member]
Disclosure of transactions between related parties [line items]
Loan interest rate	125.00%
Transnordestina logistica s.a [member] | Top of range [member]
Disclosure of transactions between related parties [line items]
Loan interest rate	130.00%
MRS logistica [member]
Disclosure of transactions between related parties [line items]
Dividend	R$ 38,088	R$ 44,554
Vicunha acos s.a [member]
Disclosure of transactions between related parties [line items]
Distribution of mandatory minimum dividend	443,694
Vicunha acos s.a [member] | Bottom of range [member]
Disclosure of transactions between related parties [line items]
Dividend	R$ 204,574
Vicunha acos s.a [member] | Vicunha steel s.a. [member]
Disclosure of transactions between related parties [line items]
Voting rights	67.93%
Vicunha acos s.a [member] | CFL participacoes s.a [member]
Disclosure of transactions between related parties [line items]
Voting rights	12.82%
Vicunha acos s.a [member] | Vicunha steel s.a. [member]
Disclosure of transactions between related parties [line items]
Voting rights	40.00%
Rio purus participacoes s.a. [member] | CFL participacoes s.a [member]
Disclosure of transactions between related parties [line items]
Voting rights	19.25%
Rio purus participacoes s.a. [member] | Vicunha steel s.a. [member]
Disclosure of transactions between related parties [line items]
Voting rights	60.00%